UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Contrafund Portfolio series (a "Fund").

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2015

1.799865.111

VIPCON-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.2%
Harley-Davidson, Inc.	636,000	$ 38,630,640
Diversified Consumer Services - 0.6%
2U, Inc.	34,958	894,226
H&R Block, Inc.	3,368,157	108,016,795
		108,911,021
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	862,000	27,265,060
Extended Stay America, Inc. unit	6,480,927	126,572,504
McDonald's Corp.	2,273,484	221,528,281
Panera Bread Co. Class A (a)	845,997	135,355,290
Starbucks Corp.	2,068,400	195,877,480
Wynn Resorts Ltd.	456,400	57,451,632
		764,050,247
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	157,900	58,754,590
Ctrip.com International Ltd. sponsored ADR (a)	791,734	46,411,447
Liberty Interactive Corp. Series A (a)	6,815,006	198,930,025
Priceline Group, Inc. (a)	144,148	167,809,894
Travelport Worldwide Ltd. (d)	3,618,840	60,434,628
		532,340,584
Media - 3.6%
Comcast Corp. Class A	630,006	35,576,439
DIRECTV (a)	717,619	61,069,377
DreamWorks Animation SKG, Inc. Class A (a)(d)	3,099,117	74,998,631
Legend Pictures LLC (a)(f)(g)	2,062	4,953,563
Liberty Media Corp. Class C (a)	3,836,800	146,565,760
Manchester United PLC (a)	1,849,700	29,428,727
The Madison Square Garden Co.Class A (a)	2,576,357	218,088,620
Time Warner Cable, Inc.	43,800	6,564,744
Twenty-First Century Fox, Inc. Class A	4,111,107	139,119,861
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	3,035,736
		719,401,458
Multiline Retail - 1.5%
B&M European Value Retail S.A.	16,384,767	75,953,635
Dollar General Corp.	2,991,820	225,523,392
Poundland Group PLC	385,222	2,084,607
		303,561,634
Specialty Retail - 0.8%
GameStop Corp. Class A	53,300	2,023,268
Michaels Companies, Inc.	1,518,272	41,084,440
TJX Companies, Inc.	1,764,807	123,624,730
		166,732,438
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	807,962	51,725,727

	Shares	Value
NIKE, Inc. Class B	1,984,835	$ 199,138,496
PVH Corp.	205,000	21,844,800
		272,709,023
TOTAL CONSUMER DISCRETIONARY		2,906,337,045
CONSUMER STAPLES - 9.2%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	230,171	28,118,930
Coca-Cola Icecek Sanayi A/S	325,515	5,504,890
Diageo PLC sponsored ADR	204,942	22,660,437
Embotelladora Andina SA sponsored ADR	403,527	6,073,081
Monster Beverage Corp. (a)	330,310	45,713,252
Pernod Ricard SA	118,079	13,985,134
Remy Cointreau SA	50,045	3,686,046
The Coca-Cola Co.	5,487,106	222,502,148
		348,243,918
Food & Staples Retailing - 2.3%
CVS Health Corp.	2,000,464	206,467,889
Kroger Co.	1,543,482	118,323,330
Sysco Corp.	1,389,396	52,421,911
Wal-Mart Stores, Inc.	623,091	51,249,235
Whole Foods Market, Inc.	674,200	35,112,336
		463,574,701
Food Products - 1.4%
Bunge Ltd.	488,512	40,233,848
Keurig Green Mountain, Inc.	380,419	42,504,215
Mead Johnson Nutrition Co. Class A	1,031,689	103,715,695
Mondelez International, Inc.	744,500	26,869,005
Nestle SA	255,697	19,254,608
The Hershey Co.	489,290	49,374,254
		281,951,625
Household Products - 1.4%
Colgate-Palmolive Co.	674,300	46,755,962
Procter & Gamble Co.	2,774,484	227,341,219
		274,097,181
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	482,000	40,083,120
L'Oreal SA	31,600	5,822,113
		45,905,233
Tobacco - 2.1%
Altria Group, Inc.	4,013,854	200,772,977
British American Tobacco PLC sponsored ADR	1,985,379	206,022,779
Souza Cruz SA	703,000	5,594,836
		412,390,592
TOTAL CONSUMER STAPLES		1,826,163,250
Common Stocks - continued
	Shares	Value
ENERGY - 8.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	280,300	$ 17,821,474
C&J Energy Services Ltd. (a)	1,211,739	13,486,655
Dril-Quip, Inc. (a)	255,392	17,466,259
Halliburton Co.	2,047,082	89,825,958
Independence Contract Drilling, Inc.	1,223,029	8,524,512
Oceaneering International, Inc.	547,362	29,519,233
Schlumberger Ltd.	668,300	55,762,952
		232,407,043
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	1,666,252	137,982,328
Apache Corp.	640,300	38,629,299
BG Group PLC	1,962,636	24,088,880
Cabot Oil & Gas Corp.	1,512,135	44,653,347
Chevron Corp.	2,762,400	289,996,752
Cimarex Energy Co.	610,400	70,250,936
Columbia Pipeline Partners LP	495,706	13,726,099
EOG Resources, Inc.	955,874	87,644,087
EP Energy Corp. (a)(d)	1,744,389	18,281,197
Exxon Mobil Corp.	2,049,702	174,224,670
Kinder Morgan, Inc.	2,818,143	118,531,095
Memorial Resource Development Corp.	1,397,200	24,786,328
Noble Energy, Inc.	2,065,200	100,988,280
Parsley Energy, Inc. Class A (d)	1,032,551	16,500,165
Phillips 66 Co.	1,261,439	99,149,105
PrairieSky Royalty Ltd. (d)	715,750	16,885,721
SM Energy Co.	181,000	9,354,080
Suncor Energy, Inc.	2,405,495	70,291,240
Valero Energy Partners LP	365,900	17,709,560
		1,373,673,169
TOTAL ENERGY		1,606,080,212
FINANCIALS - 15.8%
Banks - 7.1%
Bank of America Corp.	22,522,114	346,615,334
Citigroup, Inc.	7,622,350	392,703,472
Huntington Bancshares, Inc.	8,023,981	88,664,990
JPMorgan Chase & Co.	5,054,106	306,177,741
SunTrust Banks, Inc.	1,135,425	46,654,613
Synovus Financial Corp.	964,323	27,010,687
U.S. Bancorp	4,653,444	203,215,899
		1,411,042,736
Capital Markets - 2.4%
Ameriprise Financial, Inc.	323,043	42,266,946
Artisan Partners Asset Management, Inc.	224,900	10,223,954
BlackRock, Inc. Class A	273,013	99,879,076
E*TRADE Financial Corp. (a)	1,553,878	44,370,986
Goldman Sachs Group, Inc.	804,400	151,203,068

	Shares	Value
Invesco Ltd.	565,857	$ 22,458,864
Northern Trust Corp.	510,764	35,574,713
Oaktree Capital Group LLC Class A	331,134	17,106,382
State Street Corp.	345,200	25,382,556
The Blackstone Group LP	743,437	28,912,265
		477,378,810
Consumer Finance - 2.2%
Capital One Financial Corp.	4,091,948	322,527,341
Navient Corp.	2,174,576	44,209,130
SLM Corp.	4,685,976	43,485,857
Springleaf Holdings, Inc. (a)	726,000	37,585,020
		447,807,348
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,222,500
Class B (a)	555,400	80,155,328
IntercontinentalExchange Group, Inc.	209,509	48,872,164
KBC Ancora (a)	401,778	13,768,216
		153,018,208
Insurance - 1.5%
Direct Line Insurance Group PLC	7,526,800	35,617,164
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,586	28,357,396
Marsh & McLennan Companies, Inc.	1,098,070	61,590,746
MetLife, Inc.	892,387	45,110,163
Principal Financial Group, Inc.	688,800	35,383,656
The Chubb Corp.	809,200	81,810,120
Unum Group	627,800	21,175,694
		309,044,939
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	1,891,182	39,450,057
American Tower Corp.	262,900	24,752,035
Boston Properties, Inc.	403,400	56,669,632
Digital Realty Trust, Inc.	835,700	55,122,772
Duke Realty LP	919,400	20,015,338
InfraReit, Inc.	197,600	5,649,384
Outfront Media, Inc.	420,614	12,584,771
Sun Communities, Inc.	772,269	51,525,788
The Macerich Co.	93,800	7,910,154
		273,679,931
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,971,489	76,316,339
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)(d)	678,600	5,598,450
TOTAL FINANCIALS		3,153,886,761
HEALTH CARE - 15.3%
Biotechnology - 4.8%
Actelion Ltd.	29,477	3,415,425
Alexion Pharmaceuticals, Inc. (a)	589,332	102,131,236
Amgen, Inc.	1,118,120	178,731,482
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	420,831	$ 177,691,681
BioMarin Pharmaceutical, Inc. (a)	455,793	56,800,924
Celgene Corp. (a)	1,363,900	157,230,392
Cellectis SA sponsored ADR	59,900	2,071,941
Gilead Sciences, Inc. (a)	2,146,361	210,622,405
Vertex Pharmaceuticals, Inc. (a)	521,000	61,462,370
		950,157,856
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	7,889,349	140,035,945
Edwards Lifesciences Corp. (a)	266,242	37,928,835
Medtronic PLC	3,019,890	235,521,221
Quidel Corp. (a)(d)	439,231	11,850,452
The Cooper Companies, Inc.	352,420	66,050,556
Zimmer Holdings, Inc.	665,200	78,174,304
		569,561,313
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc. (a)	1,202,233	45,396,318
Cigna Corp.	1,031,526	133,520,725
HCA Holdings, Inc. (a)	931,814	70,100,367
Henry Schein, Inc. (a)	337,441	47,113,512
McKesson Corp.	786,700	177,951,540
UnitedHealth Group, Inc.	762,100	90,148,809
		564,231,271
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,253,700	52,091,235
Fluidigm Corp. (a)	312,345	13,149,725
Thermo Fisher Scientific, Inc.	875,113	117,562,680
		182,803,640
Pharmaceuticals - 3.9%
AbbVie, Inc.	464,021	27,163,789
Actavis PLC (a)	829,052	246,742,456
Bristol-Myers Squibb Co.	2,849,405	183,786,623
Endo Health Solutions, Inc. (a)	316,600	28,399,020
Mallinckrodt PLC (a)	540,700	68,479,655
Merck & Co., Inc.	619,105	35,586,155
Roche Holding AG (participation certificate)	138,596	38,085,086
Shire PLC	815,774	65,036,046
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,375,300	85,681,190
		778,960,020
TOTAL HEALTH CARE		3,045,714,100

	Shares	Value
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Meggitt PLC	9,866,973	$ 80,282,122
TransDigm Group, Inc.	844,036	184,607,554
		264,889,676
Air Freight & Logistics - 0.6%
FedEx Corp.	652,892	108,020,981
Electrical Equipment - 1.3%
AMETEK, Inc.	5,064,449	266,086,150
Industrial Conglomerates - 2.8%
Danaher Corp.	3,275,221	278,066,263
Roper Industries, Inc.	1,571,256	270,256,032
		548,322,295
Machinery - 1.4%
Deere & Co.	1,322,400	115,961,256
Pall Corp.	938,600	94,226,054
WABCO Holdings, Inc. (a)	532,900	65,482,752
		275,670,062
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	866,249	61,850,179
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	2,152,433	183,807,016
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	3,342,897	104,147,956
TOTAL INDUSTRIALS		1,812,794,315
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	3,612,139	99,424,126
QUALCOMM, Inc.	3,310,335	229,538,629
		328,962,755
Electronic Equipment & Components - 0.4%
Samsung SDI Co. Ltd.	90,320	11,117,636
TE Connectivity Ltd.	776,064	55,581,704
Trimble Navigation Ltd. (a)	880,900	22,198,680
		88,898,020
Internet Software & Services - 4.7%
58.com, Inc. ADR (a)	347,537	18,377,757
Alibaba Group Holding Ltd. sponsored ADR (d)	1,798,700	149,723,788
ChannelAdvisor Corp. (a)	932,595	9,036,846
Cvent, Inc. (a)	1,811,413	50,792,021
Demandware, Inc. (a)	82,460	5,021,814
Facebook, Inc. Class A (a)	2,821,976	232,008,757
Five9, Inc.	1,354,600	7,531,576
Google, Inc. Class C (a)	699,184	383,152,832
HomeAway, Inc. (a)	1,066,362	32,172,142
Opower, Inc. (d)	2,242,240	22,713,891
Twitter, Inc. (a)	170,600	8,543,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Wix.com Ltd. (a)	421,665	$ 8,079,101
Zoopla Property Group PLC (d)	3,840,858	10,295,434
		937,449,607
IT Services - 0.6%
Fidelity National Information Services, Inc.	187,600	12,768,056
Lionbridge Technologies, Inc. (a)	796,595	4,556,523
Sabre Corp.	2,905,086	70,593,590
Total System Services, Inc.	852,700	32,530,505
		120,448,674
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	799,400	34,302,254
Analog Devices, Inc.	409,100	25,773,300
Broadcom Corp. Class A	336,000	14,547,120
Intel Corp.	2,863,400	89,538,518
Marvell Technology Group Ltd.	12,024,100	176,754,270
Maxim Integrated Products, Inc.	344,100	11,978,121
Micron Technology, Inc. (a)	1,101,400	29,880,982
NVIDIA Corp.	1,555,200	32,542,560
NXP Semiconductors NV (a)	831,659	83,465,297
Qorvo, Inc. (a)	1,458,857	116,270,903
		615,053,325
Software - 3.0%
Activision Blizzard, Inc.	485,200	11,026,170
Adobe Systems, Inc. (a)	1,688,129	124,820,258
Autodesk, Inc. (a)	557,300	32,680,072
Citrix Systems, Inc. (a)	128,800	8,226,456
Fleetmatics Group PLC (a)	384,494	17,244,556
Imperva, Inc. (a)	1,345,847	57,467,667
Intuit, Inc.	877,802	85,111,682
Oracle Corp.	1,360,793	58,718,218
RealPage, Inc. (a)	1,316,927	26,522,910
salesforce.com, Inc. (a)	1,798,857	120,181,636
Xero Ltd. (a)(d)	1,272,305	22,923,323
Yodlee, inc. (d)	511,243	6,881,331
Zendesk, Inc.	1,100,200	24,963,538
		596,767,817
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	6,452,092	802,833,813
Electronics for Imaging, Inc. (a)	720,106	30,064,426
Hewlett-Packard Co.	3,260,500	101,597,180
SanDisk Corp.	327,500	20,835,550
Western Digital Corp.	295,700	26,911,657
		982,242,626
TOTAL INFORMATION TECHNOLOGY		3,669,822,824

	Shares	Value
MATERIALS - 4.1%
Chemicals - 3.5%
Airgas, Inc.	1,412,755	$ 149,907,433
CF Industries Holdings, Inc.	116,100	32,935,248
E.I. du Pont de Nemours & Co.	1,297,800	92,753,766
Eastman Chemical Co.	704,641	48,803,436
Ecolab, Inc.	1,285,400	147,024,052
FMC Corp.	679,432	38,897,482
LyondellBasell Industries NV Class A	520,124	45,666,887
Methanex Corp.	378,877	20,284,749
Monsanto Co.	693,876	78,088,805
W.R. Grace & Co. (a)	379,322	37,503,566
		691,865,424
Construction Materials - 0.1%
Eagle Materials, Inc.	343,400	28,694,504
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	1,425,733	20,730,158
Rock-Tenn Co. Class A	686,796	44,298,342
		65,028,500
Metals & Mining - 0.2%
Nucor Corp.	829,700	39,435,641
TOTAL MATERIALS		825,024,069
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
Cogent Communications Group, Inc.	308,538	10,900,648
inContact, Inc. (a)	1,403,117	15,293,975
Level 3 Communications, Inc. (a)	567,086	30,531,910
Verizon Communications, Inc.	5,090,468	247,549,459
		304,275,992
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	80,200	4,670,804
T-Mobile U.S., Inc. (a)	999,598	31,677,261
Telephone & Data Systems, Inc.	274,133	6,825,912
		43,173,977
TOTAL TELECOMMUNICATION SERVICES		347,449,969
UTILITIES - 2.8%
Electric Utilities - 1.3%
Edison International	536,126	33,491,791
Exelon Corp.	2,059,292	69,212,804
NextEra Energy, Inc.	937,800	97,578,090
PPL Corp.	1,881,400	63,327,924
		263,610,609
Gas Utilities - 0.1%
National Fuel Gas Co.	325,175	19,617,808
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	94,200	$ 2,154,354
NRG Energy, Inc.	1,485,452	37,418,536
		39,572,890
Multi-Utilities - 1.2%
Dominion Resources, Inc.	1,079,031	76,470,927
NiSource, Inc.	963,277	42,538,312
PG&E Corp.	740,034	39,273,604
Sempra Energy	705,550	76,919,061
		235,201,904
TOTAL UTILITIES		558,003,211
TOTAL COMMON STOCKS (Cost $15,091,114,489)		19,751,275,756
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	452,200	22,786,358
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(g)	299,866	2,470,896
TOTAL CONVERTIBLE PREFERRED STOCKS		25,257,254
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,523,650	8,776,224
TOTAL PREFERRED STOCKS (Cost $33,501,852)		34,033,478
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 4/9/15 to 6/4/15 (e) (Cost $6,849,916)	$ 6,850,000	6,849,878
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	325,674,093	$ 325,674,093
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	161,872,525	161,872,525
TOTAL MONEY MARKET FUNDS (Cost $487,546,618)		487,546,618
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $15,619,012,875)	20,279,705,730
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(325,690,270)
NET ASSETS - 100%	$ 19,954,015,460
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
778 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 80,165,120	$ 166,064
The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,776,899.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,460,195 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 120,394
Fidelity Securities Lending Cash Central Fund	338,546
Total	$ 458,940
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,906,337,045	$ 2,898,347,746	$ -	$ 7,989,299
Consumer Staples	1,834,939,474	1,787,565,936	47,373,538	-
Energy	1,628,866,570	1,604,777,690	24,088,880	-
Financials	3,153,886,761	3,153,886,761	-	-
Health Care	3,045,714,100	2,942,592,968	103,121,132	-
Industrials	1,812,794,315	1,812,794,315	-	-
Information Technology	3,672,293,720	3,669,822,824	-	2,470,896
Materials	825,024,069	825,024,069	-	-
Telecommunication Services	347,449,969	342,779,165	4,670,804	-
Utilities	558,003,211	558,003,211	-	-
U.S. Government and Government Agency Obligations	6,849,878	-	6,849,878	-
Money Market Funds	487,546,618	487,546,618	-	-
Total Investments in Securities:	$ 20,279,705,730	$ 20,083,141,303	$ 186,104,232	$ 10,460,195
Derivative Instruments:
Assets
Futures Contracts	$ 166,064	$ 166,064	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $15,647,841,160. Net unrealized appreciation aggregated $4,631,864,570, of which $5,046,220,228 related to appreciated investment securities and $414,355,658 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 29, 2015